UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)

US Vegan Climate ETF
VEGN (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at https://veganetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Vegan Climate ETF	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
VEGN outperformed the S&P500 Index in the first half of its financial year and underperformed in the second half. Some of this outperformance and underperformance was driven by the price movement of Tesla stock, which rose sharply in the latter half of 2024 then fell dramatically in early 2025. Tesla is no longer a component of the US Vegan Climate Index® and therefore no longer held by VEGN.
The performance for the full year was +14.40% on NAV whereas performance of the S&P500 Index was +16.33%. In the first half of the year performance was 12.36% on NAV versus the S&P500 Index at 10.12%. In the second half of the year performance was 1.68% versus the S&P500 Index at 5.64%.
Other major contributors such as Broadcom, Oracle and Nvidia were strong performers throughout the financial year. Among underperformers, Accenture was weak throughout the year, whereas UnitedHealth was primarily weak in the second half of the financial year.
The exclusion of stocks according to business activities was a major factor in VEGN’s relative performance, with over the full financial year, exclusions due to financing prohibited activities and companies profiting from animal-derived products and animal testing being a source of outperformance. Underperforming categories of exclusion were animals in captivity, fossil fuels and other environmental damage, and human rights.
By sector, underweights to Consumer, Healthcare, Industrials and Utilities and the overweight to Financials contributed to the Fund’s positive performance.. In contrast, overweight positions in Real Estate, Technology and Communications detracted as did  underweights to Energy and Materials.

Top Contributors
↑	Broadcom, Inc.
↑	NVIDIA Corporation
↑	Oracle Corporation
↑	Tesla, Inc.
↑	Visa, Inc. - Class A

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Adobe, Inc.
↓	Accenture PLC - Class A
↓	Applied Materials, Inc.
↓	Qualcomm, Inc.
US Vegan Climate ETF	PAGE 1	TSR-AR-26922A297

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	14.40	14.85	15.45
S&P 500 TR	16.33	15.88	15.47
Beyond Investing US Vegan Climate GTR Index	15.21	15.63	16.25
Visit https://veganetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$120,635,442
Number of Holdings	252
Net Advisory Fee	$657,181
Portfolio Turnover	15%
30-Day SEC Yield	0.60%
30-Day SEC Yield Unsubsidized	0.60%
Visit https://veganetf.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corporation	5.6%
Broadcom, Inc.	5.3%
Alphabet, Inc.	4.8%
Apple, Inc.	4.3%
Oracle Corporation	3.7%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Advanced Micro Devices, Inc.	2.9%
Cisco Systems, Inc.	2.5%
International Business Machines Corporation	2.2%

Top Sectors	(% of Net Assets)
Technology	46.9%
Financial	19.8%
Communications	16.8%
Consumer, Non-cyclical	8.0%
Industrial	4.5%
Consumer, Cyclical	3.0%
Energy	0.3%
Utilities	0.1%
Cash & Other	0.6%
US Vegan Climate ETF	PAGE 2	TSR-AR-26922A297

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://veganetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Beyond Investing, LLC documents not be householded, please contact Beyond Investing, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Beyond Investing, LLC or your financial intermediary.
US Vegan Climate ETF	PAGE 3	TSR-AR-26922A297

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2025	FYE 7/31/2024
(a) Audit Fees	$ 15,500	$ 15,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2025	FYE 7/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

US Vegan Climate ETF (Ticker: VEGN)
Annual Financial Statements and Additional Information
July 31, 2025

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Communications - 16.8%
Alphabet, Inc. - Class A	29,909	$5,739,537
Arista Networks, Inc.(a)	5,584	688,060
AT&T, Inc.	85,813	2,352,134
Booking Holdings, Inc.	395	2,174,104
CDW Corporation	712	124,159
Charter Communications, Inc. - Class A(a)	509	137,104
Cisco Systems, Inc.	43,545	2,964,544
Comcast Corporation - Class A	20,228	672,176
DoorDash, Inc. - Class A(a)	1,813	453,703
eBay, Inc.	2,517	230,935
Expedia Group, Inc.	664	119,666
F5 Networks, Inc.(a)	311	97,474
FactSet Research Systems, Inc.	205	82,595
Gen Digital, Inc.	2,937	86,612
GoDaddy, Inc. - Class A(a)	736	118,923
Omnicom Group, Inc.	1,047	75,436
Palo Alto Networks, Inc.(a)	3,549	616,106
Pinterest, Inc. - Class A(a)	3,205	123,713
Reddit, Inc. - Class A(a)	591	94,909
T-Mobile US, Inc.	2,578	614,621
Trade Desk, Inc. - Class A(a)	2,428	211,139
Ubiquiti, Inc.	23	10,016
VeriSign, Inc.	439	118,034
Verizon Communications, Inc.	51,348	2,195,640
Zillow Group, Inc. - Class A(a)	239	18,343
Zillow Group, Inc. - Class C(a)	936	74,459
		20,194,142
Consumer, Cyclical - 3.0%
AutoNation, Inc.(a)	137	26,392
CarMax, Inc.(a)	825	46,703
Copart, Inc.(a)	4,645	210,558
Cummins, Inc.	744	273,509
DR Horton, Inc.	1,508	215,403
Fastenal Company	6,204	286,191
Ferguson Enterprises, Inc.	1,017	227,127
Genuine Parts Company	735	94,727
Lennar Corporation - Class A	1,235	138,542
Lennar Corporation - Class B	45	4,823
Lithia Motors, Inc.	139	40,032
Live Nation Entertainment, Inc.(a)	855	126,284
LKQ Corporation	1,328	39,136
National Vision Holdings, Inc.(a)	14,212	344,783
NVR, Inc.(a)	16	120,792
O’Reilly Automotive, Inc.(a)	4,650	457,188
PACCAR, Inc.	2,806	277,121
Planet Fitness, Inc. - Class A(a)	455	49,681
Pool Corporation	202	62,244
PulteGroup, Inc.	1,075	121,389
Rivian Automotive, Inc. - Class A(a)	4,106	52,844
Toll Brothers, Inc.	535	63,323

	Shares	Value
Watsco, Inc.	188	$84,765
WW Grainger, Inc.	236	245,331
		3,608,888
Consumer, Non-cyclical - 8.0%
Automatic Data Processing, Inc.	2,201	681,210
Avis Budget Group, Inc.(a)	1,258	214,162
Beyond Meat, Inc.(a)	25,449	77,365
Block, Inc.(a)	3,013	232,784
Celsius Holdings, Inc.(a)	999	45,295
Centene Corporation(a)	2,667	69,529
Cigna Group	1,446	386,631
elf Beauty, Inc.(a)	962	116,585
Equifax, Inc.	667	160,233
Ginkgo Bioworks Holdings, Inc.(a)	12,786	168,008
Global Payments, Inc.	1,318	105,374
H&R Block, Inc.	717	38,962
Hertz Global Holdings, Inc.(a)	57,616	369,319
Humana, Inc.	653	163,165
IQVIA Holdings, Inc.(a)	948	176,195
McKesson Corporation	678	470,220
Molina Healthcare, Inc.(a)	294	46,414
Moody’s Corporation	841	433,729
Natera, Inc.(a)	694	92,760
Omnicell, Inc.(a)	9,215	285,757
Robert Half, Inc.	539	19,894
S&P Global, Inc.	3,773	2,079,300
Toast, Inc. - Class A(a)	2,428	118,584
TransUnion	1,055	100,425
United Rentals, Inc.	353	311,678
UnitedHealth Group, Inc.	9,511	2,373,565
Verisk Analytics, Inc.	753	209,869
Waters Corporation(a)	321	92,692
		9,639,704
Energy - 0.3%
Enphase Energy, Inc.(a)	687	22,231
First Solar, Inc.(a)	551	96,276
Plug Power, Inc.(a)	33,934	50,901
Sunrun, Inc.(a)	16,514	169,434
		338,842
Financial - 19.8%
Aflac, Inc.	2,668	265,093
Allstate Corporation	1,429	290,444
American Express Company	6,562	1,964,072
American Tower Corporation	2,532	527,643
Ameriprise Financial, Inc.	518	268,422
Aon PLC - Class A	1,055	375,274
Arch Capital Group Ltd.	1,949	167,731
Arthur J Gallagher & Company	1,371	393,820
AvalonBay Communities, Inc.	768	143,063
Bank of New York Mellon Corporation	3,874	393,017
Brown & Brown, Inc.	1,302	118,964
Camden Property Trust	571	62,353

The accompanying notes are an integral part of these financial statements.

1

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - (Continued)
Capital One Financial Corporation	3,432	$737,880
Cboe Global Markets, Inc.	564	135,947
CBRE Group, Inc. - Class A(a)	1,618	251,987
Cincinnati Financial Corporation	833	122,876
Citizens Financial Group, Inc.	2,356	112,428
CME Group, Inc.	1,946	541,533
CoStar Group, Inc.(a)	2,248	213,987
Crown Castle, Inc.	2,347	246,646
Equinix, Inc.	529	415,355
Equity Residential	1,854	117,173
Erie Indemnity Company - Class A	135	48,092
Essex Property Trust, Inc.	347	90,282
Extra Space Storage, Inc.	1,136	152,633
Fidelity National Financial, Inc.	1,415	79,848
Fifth Third Bancorp	3,607	149,943
Healthpeak Properties, Inc.	3,770	63,864
Huntington Bancshares, Inc.	7,875	129,386
Interactive Brokers Group, Inc. - Class A	2,240	146,854
Invitation Homes, Inc.	3,102	95,076
Iron Mountain, Inc.	1,578	153,634
KeyCorp	5,041	90,335
Kimco Realty Corporation	3,588	76,173
LPL Financial Holdings, Inc.	431	170,560
M&T Bank Corporation	877	165,490
Markel Group, Inc.(a)	68	136,564
Marsh & McLennan Companies, Inc.	2,664	530,669
Mastercard, Inc. - Class A	6,698	3,794,216
MetLife, Inc.	3,086	234,382
Mid-America Apartment Communities, Inc.	629	89,588
Nasdaq, Inc.	2,226	214,186
Progressive Corporation	7,075	1,712,433
Prologis, Inc.	5,008	534,754
Prudential Financial, Inc.	1,916	198,459
Public Storage	853	231,965
Raymond James Financial, Inc.	1,002	167,464
Realty Income Corporation	4,828	270,996
Regions Financial Corporation	4,896	124,016
Rocket Companies, Inc. - Class A	755	11,151
Ryan Specialty Holdings, Inc.	572	35,001
SBA Communications Corporation	578	129,888
Simon Property Group, Inc.	1,748	286,305
Sun Communities, Inc.	684	84,837
Synchrony Financial	2,101	146,377
Tradeweb Markets, Inc. - Class A	630	87,287
Ventas, Inc.	2,363	158,746
Visa, Inc. - Class A	12,382	4,277,610
W R Berkley Corporation	1,621	111,541
Welltower, Inc.	3,528	582,367
Willis Towers Watson PLC	538	169,906
WP Carey, Inc.	1,179	75,645
		23,874,231

	Shares	Value
Industrial - 4.5%
A O Smith Corporation	632	$44,739
Acuity, Inc.	166	51,684
Advanced Drainage Systems, Inc.	360	41,310
Allegion PLC	466	77,319
Builders FirstSource, Inc.(a)	605	76,914
Cognex Corporation	916	37,345
Crown Holdings, Inc.	628	62,398
Deere & Company	1,342	703,705
Dover Corporation	739	133,862
EMCOR Group, Inc.	242	151,853
Energizer Holdings, Inc.	7,374	166,062
Expeditors International of Washington, Inc.	741	86,134
FedEx Corporation	1,192	266,400
Graco, Inc.	903	75,834
Graphic Packaging Holding Company	1,614	36,089
Hubbell, Inc.	290	126,869
IDEX Corporation	409	66,876
Jabil, Inc.	569	126,984
Johnson Controls International PLC	3,550	372,750
Lennox International, Inc.	171	104,139
Mettler-Toledo International, Inc.(a)	111	136,938
MSA Safety, Inc.	199	35,396
nVent Electric PLC	886	69,480
Otis Worldwide Corporation	2,141	183,462
Owens Corning	461	64,277
Rockwell Automation, Inc.	612	215,247
Saia, Inc.(a)	144	43,523
Silgan Holdings, Inc.	432	20,101
Simpson Manufacturing Company, Inc.	226	40,551
Smurfit WestRock PLC	2,767	122,799
Snap-on, Inc.	278	89,291
Stanley Black & Decker, Inc.	829	56,082
Toro Company	539	40,021
Trane Technologies PLC	1,212	530,953
Trex Company, Inc.(a)	578	37,131
Trimble, Inc.(a)	1,326	111,238
United Parcel Service, Inc. - Class B	3,975	342,486
Vertiv Holdings Company - Class A	1,872	272,563
Westinghouse Air Brake Technologies Corporation	918	176,302
XPO, Inc.(a)	627	75,422
		5,472,529
Technology - 46.9%(b)
Accenture PLC - Class A	7,469	1,994,970
Adobe, Inc.(a)	5,185	1,854,623
Advanced Micro Devices, Inc.(a)	19,683	3,470,310
Apple, Inc.	24,947	5,178,249
Applied Materials, Inc.	4,389	790,283
AppLovin Corporation - Class A(a)	1,380	539,166
Atlassian Corporation - Class A(a)	886	169,917
Autodesk, Inc.(a)	1,153	349,486
Broadcom, Inc.	21,945	6,445,246

The accompanying notes are an integral part of these financial statements.

2

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Broadridge Financial Solutions, Inc.	628	$155,436
Cadence Design Systems, Inc.(a)	1,481	539,928
Cloudflare, Inc. - Class A(a)	1,654	343,503
Cognizant Technology Solutions Corporation - Class A	2,667	191,384
CoreWeave, Inc. - Class A(a)	1,342	153,162
Crowdstrike Holdings, Inc. - Class A(a)	1,316	598,214
Datadog, Inc. - Class A(a)	1,678	234,886
Dell Technologies, Inc. - Class C	1,675	222,256
DocuSign, Inc.(a)	1,084	81,994
Duolingo, Inc.(a)	209	72,429
Electronic Arts, Inc.	1,277	194,730
Fair Isaac Corporation(a)	129	185,337
Fidelity National Information Services, Inc.	2,867	227,668
Fiserv, Inc.(a)	3,002	417,098
Fortinet, Inc.(a)	3,346	334,265
Gartner, Inc.(a)	404	136,815
GLOBALFOUNDRIES, Inc.(a)	415	15,517
Guidewire Software, Inc.(a)	427	96,596
HubSpot, Inc.(a)	270	140,305
Intel Corporation	23,613	467,537
International Business Machines Corporation	10,324	2,613,521
Intuit, Inc.	3,312	2,600,351
KLA Corporation	719	632,023
Lam Research Corporation	6,937	657,905
Marvell Technology, Inc.	4,671	375,408
Microchip Technology, Inc.	2,852	192,767
Micron Technology, Inc.	6,038	658,987
MicroStrategy, Inc. - Class A(a)	1,333	535,679
MongoDB, Inc.(a)	427	101,579
Monolithic Power Systems, Inc.	250	177,810
MSCI, Inc.	406	227,912
NetApp, Inc.	1,114	116,001
Nutanix, Inc. - Class A(a)	1,345	101,104
NVIDIA Corporation	38,252	6,803,883
Okta, Inc.(a)	894	87,433
ON Semiconductor Corporation(a)	2,278	128,388
Oracle Corporation	17,710	4,494,267
Paychex, Inc.	1,741	251,278
PTC, Inc.(a)	644	138,338
Pure Storage, Inc. - Class A(a)	1,666	99,160
ROBLOX Corporation - Class A(a)	3,016	415,575
Salesforce, Inc.	9,955	2,571,675
Samsara, Inc. - Class A(a)	1,537	58,452
Seagate Technology Holdings PLC	1,068	167,687
ServiceNow, Inc.(a)	2,425	2,287,066
Snowflake, Inc. - Class A(a)	1,718	383,973
SS&C Technologies Holdings, Inc.	1,164	99,499
Super Micro Computer, Inc.(a)	2,742	161,696

	Shares	Value
Synopsys, Inc.(a)	995	$630,374
Take-Two Interactive Software, Inc.(a)	890	198,230
Texas Instruments, Inc.	11,011	1,993,652
Tyler Technologies, Inc.(a)	231	135,033
Veeva Systems, Inc. - Class A(a)	805	228,781
Western Digital Corporation	1,880	147,937
Workday, Inc. - Class A(a)	1,155	264,934
Zoom Communications, Inc. - Class A(a)	1,422	105,299
Zscaler, Inc.(a)	511	145,921
		56,590,888
Utilities - 0.1%
American Water Works Company, Inc.	1,055	147,953
TOTAL COMMON STOCKS (Cost $88,513,455)		119,867,177
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.23%(c)	718,999	718,999
TOTAL SHORT-TERM INVESTMENTS (Cost $718,999)		718,999
TOTAL INVESTMENTS - 100.0% (Cost $89,232,454)		$120,586,176
Other Assets in Excess of Liabilities - 0.0%(d)		49,266
TOTAL NET ASSETS - 100.0%		$120,635,442

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

US Vegan Climate ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025

ASSETS:
Investments, at value	$120,586,176
Dividends receivable	108,197
Dividend tax reclaims receivable	2,764
Total assets	120,697,137
LIABILITIES:
Payable to adviser	61,695
Total liabilities	61,695
NET ASSETS	$ 120,635,442
Net Assets Consists of:
Paid-in capital	$94,178,005
Total distributable earnings	26,457,437
Total net assets	$ 120,635,442
Net assets	$120,635,442
Shares issued and outstanding(a)	2,150,000
Net asset value per share	$56.11
Cost:
Investments, at cost	$89,232,454

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

US Vegan Climate ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2025

INVESTMENT INCOME:
Dividend income	$1,315,292
Less: Issuance fees	(5)
Less: Dividend withholding taxes	(1,047)
Total investment income	1,314,240
EXPENSES:
Investment advisory fee	657,181
Total expenses	657,181
Net investment income	657,059
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(948,565)
In-kind redemptions	12,576,380
Net realized gain (loss)	11,627,815
Net change in unrealized appreciation (depreciation) on:
Investments	2,602,884
Net change in unrealized appreciation (depreciation)	2,602,884
Net realized and unrealized gain (loss)	14,230,699
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 14,887,758

The accompanying notes are an integral part of these financial statements.

5

US Vegan Climate ETF
Statements of Changes in Net Assets

	Year Ended July 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$657,059	$545,359
Net realized gain (loss)	11,627,815	2,870,048
Net change in unrealized appreciation (depreciation)	2,602,884	15,077,100
Net increase (decrease) in net assets from operations	14,887,758	18,492,507
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(534,961)	(508,815)
Total distributions to shareholders	(534,961)	(508,815)
CAPITAL TRANSACTIONS:
Shares sold	26,947,042	10,921,373
Shares redeemed	(21,712,973)	(3,512,700)
Net increase (decrease) in net assets from capital transactions	5,234,069	7,408,673
Net increase (decrease) in net assets	$19,586,866	$25,392,365
NET ASSETS:
Beginning of the year	101,048,576	75,656,211
End of the year	$ 120,635,442	$101,048,576
SHARES TRANSACTIONS
Shares sold	500,000	250,000
Shares redeemed	(400,000)	(75,000)
Total increase (decrease) in shares outstanding	100,000	175,000

The accompanying notes are an integral part of these financial statements.

6

US Vegan Climate ETF
Financial Highlights

	Year Ended July 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$49.29	$40.35	$35.26	$40.24	$28.93
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.28	0.28	0.22	0.20
Net realized and unrealized gain (loss) on investments(b)	6.77	8.92	5.09	(5.01)	11.31
Total from investment operations	7.08	9.20	5.37	(4.79)	11.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.26)	(0.28)	(0.19)	(0.20)
Total distributions	(0.26)	(0.26)	(0.28)	(0.19)	(0.20)
Net asset value, end of year	$56.11	$49.29	$40.35	$35.26	$40.24
Total return	14.40%	22.90%	15.36%	−11.94%	39.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$120,635	$101,049	$75,656	$67,876	$59,361
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.60%	0.64%	0.80%	0.56%	0.58%
Portfolio turnover rate(c)	15%	18%	20%	17%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2025
NOTE 1 – ORGANIZATION
US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.
The end of the reporting period for the Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal period from August 1, 2024 through July 31, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$119,867,177	$—	$—	$119,867,177
Short-Term Investments	718,999	—	—	718,999
Total Investments in Securities	$120,586,176	$—	$—	$120,586,176

^	See Schedule of Investments for breakout of investments by sector.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for

9

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended July 31, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(12,539,763)	$12,539,763

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

10

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser. The Index that the Fund tracks was developed by Beyond Advisors IC, an affiliate of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $21,624,018 and $15,950,445, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, there was $20,816,441 of in-kind transactions associated with creations and $21,462,637 associated with redemptions.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at July 31, 2025 were as follows:

Tax cost of investments	$89,846,866
Gross tax unrealized appreciation	37,377,104
Gross tax unrealized depreciation.	(6,637,794)
Net tax unrealized appreciation (depreciation)	30,739,310
Undistributed ordinary income.	227,314
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(4,509,187)
Distributable earnings (accumulated deficit).	$26,457,437

11

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2025, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of July 31, 2025, the Fund had $2,137,556 of short-term capital loss carryforward and $2,371,631 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended July 31, 2025 and July 31, 2024, was as follows:

	Year Ended July 31,
	2025	2024
Ordinary Income	$534,961	$508,815

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors. As of July 31, 2025 the Fund was concentrated in the Technology sector.

12

US VEGAN CLIMATE ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of US Vegan Climate ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of US Vegan Climate ETF (the “Fund”), a series of ETF Series Solutions, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 25, 2025

13

US Vegan Climate ETF
Federal Tax INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2025, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2025 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

14

US Vegan Climate ETF
Additional Information (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

15

US Vegan Climate ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Beyond Investing LLC (the “Adviser”) and the Trust, on behalf of U.S. Vegan Climate ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as the Fund’s investment adviser, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, an Adviser representative provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Adviser’s affiliate, Beyond Advisors IC, serves as index provider to the Fund, and the Adviser will provide advisory services to the Fund based on its affiliated index.
Historical Performance. The Trustees next considered the Fund’s performance. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for each of the one-, three-, five-year, and since inception periods ended March 31, 2025, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board further noted that the Fund outperformed both its underlying index and its broad-based benchmark, the S&P 500® Index, over the one- and three-year periods. The Board also noted, however, that the Fund underperformed the same benchmark over the five-year and since inception periods. In comparing their returns, the Board considered that the Fund, unlike its benchmark, does not seek

16

US Vegan Climate ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
broad exposure to the large-cap U.S. equity market; rather, the Fund is designed to implement a set of rules that seek to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
In addition, the Board observed that information regarding the Fund’s past investment performance for periods ended March 31, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Large Growth (the “Category Peer Group”). As part of its review, the Board took into consideration that the funds included in the Category Peer Group do not necessarily apply any screens related to environmental, social, and governance (ESG) themes. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and principal investment strategies as the Fund. The Board further noted that although the funds in the Selected Peer Group are broadly based large-cap funds that are fossil-free and meet certain ESG-inspired criteria, none of the funds in the Selected Peer Group employ all of the same vegan restrictions and policies applicable to the Fund.
The Board then noted that, for the one-, three- and five-year periods ended March 31, 2025, the Fund slightly outperformed the median return of funds in both its Peer Group and its Category Peer Group. The Board also considered that the Fund outperformed all of the funds in its Selected Peer Group over the five-year period ended March 31, 2025, and outperformed most of the funds in its Selected Peer Group over the one- and three-year periods.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board then compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Category Peer Group but higher than the net expense ratios of all of the other funds in its Peer Group. In addition, the Board observed that the Fund’s net expense ratio was within the range of net expense ratios for funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

US VEGAN CLIMATE ETF
Approval of Sub-Advisory Agreement & Board Considerations
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Beyond Investing LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of the US Vegan Climate ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the Fund’s historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with Fund shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference twelve days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the July 10-11, 2024, quarterly Board meeting, and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

18

US VEGAN CLIMATE ETF
Approval of Sub-Advisory Agreement & Board Considerations(Continued)
Historical Performance. The Trustees next considered the Fund’s performance. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended December 31, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund slightly outperformed its broad-based benchmark, the S&P 500® Index, over the one-year, five-year and since inception periods but slightly underperformed its benchmark over the three-year period. The Board considered, however, that the Fund does not seek broad exposure to the large-cap U.S. equity market like its benchmark; rather, the Fund seeks to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
In addition, the Board observed that information regarding the Fund’s past investment performance, for periods ended December 31, 2024, had been included in the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Morningstar US Fund Large Growth category (the “Category Peer Group”). The Board then noted that, for the one-, three-, and five-year periods ended December 31, 2024, the Fund outperformed the median return of funds in both its Peer Group and Category Peer Group. The Board took into consideration that the Peer Group included a mix of index-based and actively managed funds with environmental, social, and governance (ESG) themes.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Fund and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account analyses of the Sub-Adviser’s profitability with respect to the Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee includes asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

19

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/6/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	10/6/2025

* Print the name and title of each signing officer under his or her signature.